Description of the Plan - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) year	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Participant loans, maximum borrowing term	5 years
EBP 004
EBP, Description of Plan [Line Items]
Automatic plan enrollment, requisite period	30 days
Participant contribution, minimum annual compensation to total compensation	2.00%
Participant contribution, maximum annual compensation to total compensation	75.00%
Employer contribution maximum vesting age | year	65
Forfeited nonvested account, reallocated to participant	$ 447,000	$ 293,000
Participant loans, basis spread on variable rate	2.00%
Individual retirement account, triggering amount	$ 5,000
Involuntary cash-out limit	$ 1,000
Period to request payment by beneficiary in event of death of participant	5 years
Loan origination and maintenance fees paid by participant	$ 297,582
EBP 004 | Minimum
EBP, Description of Plan [Line Items]
Participant loans, interest rate	5.25%
EBP 004 | Maximum
EBP, Description of Plan [Line Items]
Participant loans, interest rate	10.50%
EBP 004 | EBP, Retirement Age On Or After January 1, 2020
EBP, Description of Plan [Line Items]
Retirement age | year	72
EBP 004 | EBP, Retirement Age Prior To January 1, 2020
EBP, Description of Plan [Line Items]
Retirement age | year	70.5
EBP 004 | EBP, Hired Prior To January 1, 2022
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	50.00%
Employer contribution, participant compensation matched, percentage	3.50%
EBP 004 | EBP, Hired On Or After January 1, 2022
EBP, Description of Plan [Line Items]
Employer contribution, participant compensation matched, percentage	7.00%
EBP 004 | EBP, Hired On Or After January 1, 2022 | EBP, Non-Elective Contribution
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	3.00%
EBP 004 | EBP, Hired On Or After January 1, 2022 | EBP, Employer Matching And Non-Elective Contribution
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	10.00%